Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Research And Development Tax Credit	Dec. 31, 2012 Jingle Networks, Inc	Dec. 31, 2011 Jingle Networks, Inc	Dec. 31, 2012 Archeo	Dec. 31, 2012 Archeo	Dec. 31, 2012 State and Foreign Country Jurisdiction	Dec. 31, 2011 State and Foreign Country Jurisdiction	Dec. 31, 2011 Audit of federal tax return for 2005 through 2009	Dec. 31, 2012 Internal Revenue Service (IRS)	Dec. 31, 2012 Internal Revenue Service (IRS) NOL carryforwards in 2012	Dec. 31, 2012 Federal	Dec. 31, 2011 Federal
Income Tax [Line Items]
U.S. federal income tax rates	34.00%	34.00%	34.00%
Net operating loss carryforwards recorded						$ 7,000,000						$ 2,000,000
Net operating loss carryforwards expiration year					2026								2032	2019
Research and development credits available to reduce income taxes	1,478,000	1,302,000
Net operating loss carryforwards expiration period				2029 through 2031
Estimated tax benefit related to research tax credit for qualifying amounts	413,000
Valuation allowance	21,575,000	4,579,000												16,400,000
Change in the valuation allowance	17,000,000
Impairment loss							15,800,000	15,800,000
Net operating loss carryforwards	7,000,000	2,600,000							5,100,000	4,600,000				1,700,000	1,700,000
Net operating loss (NOL) carryforwards, valuation allowance percentage									100.00%	100.00%
Net operating loss carryforwards utilized						2,600,000
Income tax benefit (shortfall) of option exercises and restricted stock vesting, net	(4,000,000)	913,000	(537,000)
Income tax benefits realized from exercise of stock option and restricted stock	0	2,500,000	1,200,000
Settlements		$ 101,000									$ 463,000